DEVCAP(R)
                               SHARED RETURN FUND

                                    (PHOTO)

                                 ANNUAL REPORT
                                 JULY 31, 2002

                                (LOGO) DEVCAP(R)
                         Globally Responsible Investing

                          DEVCAP(R) SHARED RETURN FUND
                                  ANNUAL REPORT

--------------------------------------------------------------------------------
               PRESIDENT'S LETTER TO SHAREHOLDERS -- July 31, 2002
--------------------------------------------------------------------------------

Dear Investor:

   Each day we are bombarded with a fresh set of confusing and conflicting facts about the economy. What's an investor to do? As bizarre and complex as market activity seems, it can be viewed from two very simple perspectives: one negative and one positive. Balancing these two perspectives is vital to understanding the stock market and its movements.

   First, as problematic or unappealing as it may be, let's consider the negatives looming over the market. The Bear has reigned supreme for a longer period than anticipated, presumably to correct the zealousness of the raging Bull market of the 90s. The Federal Reserve Board remains on the sidelines after taking interest rates to their lowest levels in years and it now appears they have little room for greater influence. Investor confidence has been deflated as the country's major auditing firms are being chastised for being too closely associated with management and failing to report on accounting irregularities. Politicians as usual are pointing their fingers at anyone and everyone but themselves. The U.S. economy has cooled from its blistering pace. Dot-coms and telecommunication companies have sunk deeper than anyone could imagine. The airline industry is in danger of being grounded. Random acts of terror still threaten peaceful prosperity around the world. Our President has declared an international war on terrorism that has no traditional enemy or traditional end in sight.

   Now let's also have a good long look at the many positive market influences. We believe the bulk of the market correction has taken place. The fundamentals of considering current and anticipated earnings to value company stocks are returning to vogue. Interest rates are low and inflation remains under control. The unemployment rate remains relatively low. The real estate industry, fueled by interest rates at historic lows, continues to add power to the economy. The U.S. population is expanding. Technology continues to provide improvements in our living comforts. U.S. productivity is relatively higher and business will continue to seek improvements.

   For the DEVCAP(R) Shared Return Fund (the "Fund"), we believe the future is bright. The Fund's strategy is to broadly diversify, aiming to own all the S&P 500(R) Index stocks that pass the exclusionary screens, and to own them on a basis that is proportional in capitalization. This strategy is designed to match the total return of the S&P 500(R) Index, which is configured to mirror the strength of the U.S. economy. We continue to put our faith in the long-term prosperity and power of the U.S. economic engine.

   When has there been a moment in history when socially responsible investing has been more at the heart of matters? Headlines scream of business ethical and moral transgressions. Now is the time for socially responsible investors to demand fair and transparent financial reporting. This is the moment for responsible investors to champion the cause for independent directors and to demand greater diversity in board representation. Socially responsible investors can and should be clamoring for reasonable pay for corporate executives, with incentives based on current and long-term earnings and not manipulated earnings reports and efforts apart from the basic mission of the corporation.

   All of our issues relating to the Environment, Human Rights, Life Ethics and Non-Violence remain critically important. The opportunity for real improvement is wide open; investors can make a real difference in the world. Please know that the DEVCAP(R) Shared Return Fund is fighting for these issues.

--------------------------------------------------------------------------------
         PRESIDENT'S LETTER TO SHAREHOLDERS -- July 31, 2002 (continued)
--------------------------------------------------------------------------------

   We remain grateful that you have chosen to invest with us, exercising responsible faith-based stewardship. The Active Ownership initiatives of Christian Brothers Investment Services are critical elements of what defines the DEVCAP(R) Shared Return Fund. We are delighted that this aspect of our character is at the forefront of today's topics and we look forward to continuing to influence positive change with like-minded investors.

   Along with everything else that we do, our heart-of-hearts beats with the underlying mission that many of our investors directly support with charitable contributions. Each and every investor helps in this cause by allowing us to grow and expand our assets. The DEVCAP(R) Shared Return Fund remains unique in its support of micro-entrepreneurs in the developing world. Catholic Relief Services' Micro Finance Programs are operating in the most needy countries around the world in an effort to give working people a chance to pull themselves out of poverty in a self-sustaining and dignified manner. The success of these programs is enhanced by the contributions from our Fund's investors. Those contributions are channeled without offset to Catholic Relief Services as restricted contributions. We are grateful for the good work that Catholic Relief Services pursues.

Thank you for your continued support,

/S/ Joseph N. St. Clair

Joseph N. St. Clair
President


(PHOTO)


Photos on cover and above depict a microentrepreneur in Peru where Catholic Relief Services sponsors micro-enterprise programs with DEVCAP donations.
Photographer: Richard Lord

                     COMPARISON OF $10,000 INVESTMENT IN THE
             DEVCAP(R) SHARED RETURN FUND(1) AND S&P 500(R) Index(2)

            -------------------------------------------------------
                                AVERAGE ANNUAL
                                TOTAL RETURN(3)
            1 Year ended
               7/31/02                               -23.53%
            -------------------------------------------------------
            5 Years ended
               7/31/02                                 0.63%
            -------------------------------------------------------
            Inception (10/19/95)
               to 7/31/02                              7.91%
            -------------------------------------------------------

      DATE     DEVCAP      S&P 500
      ----     ------      -------

 10/19/95     10,000       10,000
     1/96     10,650       10,895
     7/96     10,710       11,088
     1/97     13,351       13,765
     7/97     16,233       16,869
     1/98     17,071       17,469
     7/98     19,616       20,122
     1/99     23,437       23,145
     7/99     23,740       24,187
     1/00     25,319       25,540
     7/00     26,151       26,358
     1/01     24,780       25,310
     7/01     21,907       22,581
     1/02     20,550       21,223
     7/02     16,753       17,245

Past performance is not predictive of future performance.

(1) Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P 500(R) Index stocks which pass the Fund's social and exclusionary screens. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio.

(2) The S&P 500(R) Index is an unmanaged index of 500 stocks. Its performance reflects reinvestment of dividends and distributions but not management and other operating expenses, as does the Fund's performance.

(3) Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

                          DEVCAP(R) SHARED RETURN FUND
                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2002

 NUMBER
OF SHARES                                                                 VALUE
---------                                                                 -----

                COMMON STOCKS -- 99.57%
                BASIC INDUSTRIES -- 2.55%
  2,700         Alcoa, Inc.                                              $73,035
    800         Allegheny Technologies, Inc.                               7,656
    500         Allied Waste Industries, Inc.*                             3,300
    600         Avery Dennison Corp.                                      37,326
    100         Bemis Company, Inc.                                        4,806
    900         Dover Corp.                                               26,415
  3,100         Dow Chemical Co. (The)                                    89,497
  1,300         Engelhard Corp.                                           32,500
  1,870         International Paper Co.                                   74,463
    700         Newell Rubbermaid, Inc.                                   21,056
  1,000         Newmont Mining Corp.                                      24,400
  1,500         Pactiv Corp.*                                             27,255
  1,000         Praxair, Inc.                                             52,300
    200         Sealed Air Corp.*                                          2,902
  1,500         Waste Management, Inc.                                    35,505
                                                                        --------
                                                                         512,416
                                                                        --------

                CAPITAL GOODS -- 7.40%
  1,000         3M Co.                                                   125,830
    300         American Standard Cos., Inc.*                             21,453
  1,100         Caterpillar, Inc.                                         49,170
    100         Centex Corp.                                               4,795
    500         Cooper Industries, Inc.                                   15,570
    300         Crane Co.                                                  6,894
    100         Cummins, Inc.                                              3,230
  1,400         Dana Corp.                                                22,512
    500         Deere & Co.                                               21,010
    200         Eaton Corp.                                               13,964
  1,700         Emerson Electric Co.                                      86,615
    200         Fluor Corp.                                                6,420
 24,600         General Electric Co.                                     792,120
  1,300         Goodrich Corp.                                            29,003
  1,000         Illinois Tool Works, Inc.                                 65,990
    500         Ingersoll-Rand Co., Class A                               19,195
    500         Johnson Controls, Inc.                                    40,510
    400         Millipore Corp.                                           13,240
    100         Navistar International Corp.*                              2,579
    300         PACCAR, Inc.                                              11,505
    700         Pall Corp.                                                12,306
    700         Parker-Hannifin Corp.                                     28,182
  2,000         Rockwell Collins, Inc.                                    51,400
    500         Solectron Corp.*                                           2,000
    400         Stanley Works (The)                                       14,436
    600         W.W. Grainger, Inc.                                       29,424
                                                                      ----------
                                                                       1,489,353
                                                                      ----------


 NUMBER
OF SHARES                                                                 VALUE
---------                                                                 -----

                CONSUMER DURABLES -- 2.40%
    200         Black & Decker Corp. (The)                               $ 9,100
    400         Cooper Tire & Rubber Co.                                   8,004
    700         Danaher Corp.                                             43,435
  2,400         Delphi Corp.                                              23,904
  3,800         Ford Motor Co.                                            51,186
    300         Freeport-McMoRan Copper & Gold, Inc.*                      4,581
  1,300         General Motors Corp.                                      60,515
    300         Genuine Parts Co.                                          9,213
    100         Georgia-Pacific Corp.                                      2,190
  1,000         Harley-Davidson, Inc.                                     47,360
    100         KB HOME                                                    4,621
    500         Leggett & Platt, Inc.                                     11,245
    600         Masco Corp.                                               14,520
  1,800         Mattel, Inc.                                              33,858
    200         Maytag Corp.                                               6,626
    500          MeadWestvaco Corp.                                       13,295
    300         Pulte Homes, Inc.                                         14,376
    300         Snap-on, Inc.                                              8,151
    530         Toys "R" Us, Inc.*                                         7,144
  4,687         Tyco International Ltd.                                   59,994
    257         Visteon Corp.                                              2,863
    700         Weyerhaeuser Co.                                          41,125
    100         Whirlpool Corp.                                            5,737
                                                                      ----------
                                                                         483,043
                                                                      ----------

                CONSUMER NON-DURABLES -- 9.79%
    200         Adolph Coors Co.                                          12,082
    100         Alberto-Culver Co.                                         4,751
  3,400         Anheuser-Busch Cos., Inc.                                175,814
    600         Avon Products, Inc.                                       27,756
    200         Ball Corp.                                                 8,604
  1,000         Biogen, Inc.*                                             35,970
    600         Brown-Forman Corp., Class B                               40,668
    900         Campbell Soup Co.                                         20,970
    400         Cintas Corp.                                              17,556
    600         Clorox Co. (The)                                          23,100
  5,800         Coca-Cola Co. (The)                                      289,652
    700         Coca-Cola Enterprises, Inc.                               13,034
  1,600         Colgate-Palmolive Co.                                     82,160
    300         Darden Restaurants, Inc.                                   6,966
    200         Deluxe Corp.                                               7,778
  1,200         Eastman Kodak Co.                                         36,936
    900         Fortune Brands, Inc.                                      47,070
  1,400         General Mills, Inc.                                       58,030
  3,000         Gillette Co.                                              98,640
    900         H.J. Heinz Co.                                            34,605
    300         Harrah's Entertainment, Inc.*                             14,196

                          DEVCAP(R) SHARED RETURN FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JULY 31, 2002

 NUMBER
OF SHARES                                                                 VALUE
---------                                                                 -----

                CONSUMER NON-DURABLES --
                CONTINUED
    500         Hasbro, Inc.                                            $  6,125
    800         Hershey Foods Corp.                                       62,768
    400         International Flavors & Fragrances, Inc.                  12,236
    900         Kellogg Co.                                               30,996
  1,600         Kimberly-Clark Corp.                                      97,680
    200         Liz Claiborne, Inc.                                        5,770
  1,000         Nike, Inc., Class B                                       49,290
  1,400         Pepsi Bottling Group, Inc. (The)                          34,608
  4,290         PepsiCo, Inc.                                            184,213
  3,600         Procter & Gamble Co.                                     320,364
  1,700         Sara Lee Corp.                                            31,858
    400         Sherwin-Williams Co. (The)                                11,492
    300         V.F. Corp.                                                11,574
    600         Wm. Wrigley Jr. Co.                                       30,690
    800         Yum! Brands, Inc.*                                        24,720
                                                                      ----------
                                                                       1,970,722
                                                                      ----------

                CONSUMER SERVICES -- 10.64%
  1,100         Albertson's, Inc.                                         30,998
  1,000         Alltel Corp.                                              40,520
    100         American Greetings Corp., Class A*                         1,607
    400         Apollo Group, Inc.*                                       15,700
    500         AutoZone, Inc.*                                           36,875
    500         Bed Bath & Beyond, Inc.*                                  15,500
    750         Best Buy Co., Inc.*                                       24,675
    500         Big Lots, Inc.*                                            8,300
    600         Brunswick Corp.                                           13,728
  1,600         Cendant Corp.*                                            22,112
    500         Circuit City Stores-Circuit City Group                     8,525
  1,300         Clear Channel Communications, Inc.*                       33,865
  2,200         Comcast Corp.*                                            45,980
    400         Convergys Corp.*                                           6,048
  1,100         Costco Wholesale Corp.*                                   38,357
  1,000         CVS Corp.                                                 28,600
    875         Dollar General Corp.                                      15,015
    900         Ecolab, Inc.                                              41,355
  1,800         Gap, Inc. (The)                                           21,870
    600         Hilton Hotels Corp.                                        7,332
  5,300         Home Depot, Inc. (The)                                   163,664
    200         International Game Technology*                            11,650
  1,100         Interpublic Group of Cos., Inc. (The)                     23,001
    500         J.C. Penney Co., Inc.                                      8,800
    100         Jones Apparel Group, Inc.*                                 3,403
    800         Kohl's Corp.*                                             52,800
  2,100         Kroger Co.*                                               40,908
  1,200         Limited, Inc. (The)                                       21,564


 NUMBER
OF SHARES                                                                 VALUE
--------                                                                  -----

                CONSUMER SERVICES --
                CONTINUED
  2,000         Lowe's Cos., Inc. (The)                                 $ 75,700
  1,100         Marriott International, Inc.                              36,850
  1,500         May Department Stores Co. (The)                           46,080
  3,700         McDonald's Corp.                                          91,575
  2,500         Nextel Communications, Inc.*                              14,325
    700         Office Depot, Inc.*                                        9,086
    600         Omnicom Group, Inc.                                       31,986
    900         RadioShack Corp.                                          23,040
    200         Reebok International Ltd.*                                 5,382
    400         Robert Half International, Inc.*                           7,980
  1,200         Safeway, Inc.*                                            33,384
    800         Sears, Roebuck & Co.                                      37,736
  1,100         Staples, Inc.*                                            18,359
    600         Starbucks Corp.*                                          11,778
    300         SUPERVALU, Inc.                                            6,252
  1,600         SYSCO Corp.                                               41,680
  2,200         Target Corp.                                              73,370
    400         Tiffany & Co.                                              9,856
  2,400         TJX Cos., Inc.                                            42,552
    400         TMP Worldwide, Inc.*                                       6,176
    500         Univision Communications, Inc.*                           14,295
 11,000         Wal-Mart Stores, Inc.                                    540,980
  2,500         Walgreen Co.                                              88,325
  5,200         Walt Disney Co. (The)                                     92,196
                                                                      ----------
                                                                       2,141,695
                                                                      ----------

                ENERGY -- 5.89%
    500         Amerada Hess Corp.                                        34,200
  1,037         Anadarko Petroleum Corp.                                  45,110
    440         Apache Corp.                                              22,660
    600         Ashland, Inc.                                             21,402
  1,200         Baker Hughes, Inc.                                        32,160
  5,000         Conoco, Inc.                                             120,600
    400         Devon Energy Corp.                                        16,672
    300         EOG Resources, Inc.                                       10,287
 17,600         ExxonMobil Corp.                                         646,976
    200         Halliburton Co.                                            2,640
    200         Kinder Morgan, Inc.                                        8,322
  1,700         Marathon Oil Corp.                                        41,208
    900         Nabors Industries, Inc.*                                  27,468
    600         Noble Drilling Corp.*                                     19,440
  1,200         Rowan Cos., Inc.                                          23,484
  1,700         Schlumberger Ltd.                                         72,964
    500         Sunoco, Inc.                                              17,770
    700         Transocean, Inc.                                          17,850
  1,800         Williams Cos., Inc. (The)                                  5,310
                                                                      ----------
                                                                       1,186,523
                                                                      ----------

                          DEVCAP(R) SHARED RETURN FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JULY 31, 2002


 NUMBER
OF SHARES                                                                 VALUE
--------                                                                  -----


                FINANCIAL SERVICES -- 20.95%
    100         ACE Ltd.                                                $  3,167
    300         Aetna, Inc.*                                              13,104
  1,900         AFLAC, Inc.                                               59,679
  2,400         Allstate Corp.                                            91,224
    200         Ambac Financial Group, Inc.                               12,606
  3,200         American Express Co.                                     112,832
  6,333         American International Group, Inc.                       404,805
  1,400         AmSouth Bancorporation                                    31,248
    600         Aon Corp.                                                 14,250
  3,800         Bank of America Corp.                                    252,700
  1,600         Bank of New York Co., Inc. (The)                          51,232
  2,900         Bank One Corp.                                           112,839
  1,000         BB&T Corp.                                                37,020
    400         Bear Stearns Cos., Inc. (The)                             24,088
    200         Capital One Financial Corp.                                6,340
  3,250         Charles Schwab Corp. (The)                                29,087
    400         Chubb Corp. (The)                                         25,956
    500         CIGNA Corp.                                               45,000
    900         Cincinnati Financial Corp.                                36,081
 12,313         Citigroup, Inc.                                          412,978
    400         Comerica, Inc.                                            23,264
    800         Concord EFS, Inc.*                                        15,600
    100         Dow Jones & Co., Inc.                                      4,120
  3,300         Fannie Mae                                               247,137
  1,700         Fifth Third Bancorp                                      112,319
    100         First Tennessee National Corp.                             3,743
    400         Fiserv, Inc.*                                             13,764
  2,202         FleetBoston Financial Corp.                               51,086
    700         Franklin Resources, Inc.                                  24,031
  2,000         Freddie Mac                                              123,900
    400         Golden West Financial Corp.                               26,300
    800         Goldman Sachs Group, Inc. (The)                           58,520
    400         H&R Block, Inc.                                           19,312
    500         Hartford Financial Services
                   Group, Inc. (The)                                      25,300
  1,200         Household International, Inc.                             51,204
  4,180         J.P. Morgan Chase & Co.                                  104,333
    450         Jefferson-Pilot Corp.                                     19,553
    700         John Hancock Financial Services, Inc.                     23,170
    400         KeyCorp                                                   10,504
    400         Lehman Brothers Holdings, Inc.                            22,684
    900         Lincoln National Corp.                                    33,021
  1,400         Marsh & McLennan Cos., Inc.                               67,060
    400         Marshall & Ilsley Corp.                                   12,036
  3,000         MBNA Corp.                                                58,170
  1,300         Mellon Financial Corp.                                    34,554
  2,100         Merrill Lynch & Co.                                       74,865
  2,200         Metlife, Inc.                                             62,018


 NUMBER
OF SHARES                                                                 VALUE
--------                                                                  -----

                FINANCIAL SERVICES --
                CONTINUED
    200         MGIC Investment Corp.                                  $  12,600
    300         Moody's Corp.                                             14,880
  2,600         Morgan Stanley Dean Witter & Co.                         104,910
  1,300         National City Corp.                                       40,170
    500         Northern Trust Corp.                                      19,915
  1,100         Paychex, Inc.                                             28,941
    700         PNC Financial Services Group                              29,505
    900         Principal Financial Group, Inc.*                          25,839
    600         Progressive Corp. (The)                                   30,690
  1,100         Prudential Financial, Inc.*                               36,289
    300         Regions Financial Corp.                                   10,569
    200         SAFECO Corp.                                               6,348
    400         SLM Corp.                                                 36,400
    300         St. Paul Cos., Inc. (The)                                  9,363
    700         State Street Corp.                                        29,750
    700         Stilwell Financial, Inc.                                   9,485
    800         SunTrust Banks, Inc.                                      52,640
    700         Synovus Financial Corp.                                   16,800
    500         T. Rowe Price Group, Inc.                                 13,515
    300         Torchmark Corp.                                           10,872
  4,600         U.S. Bancorp                                              98,394
    300         Union Planters Corp.                                       9,192
    500         UnumProvident Corp.                                       10,230
  3,600         Wachovia Corp.                                           128,880
  2,500         Washington Mutual, Inc.                                   93,525
  4,100         Wells Fargo & Co.                                        208,526
    300         XL Capital Ltd.                                           22,230
    200         Zions Bancorporation                                      10,102
                                                                      ----------
                                                                       4,218,364
                                                                      ----------

                FOOD PROCESSING -- 0.23%
  1,610         Archer-Daniels-Midland Co.                                18,837
  1,100         ConAgra Foods, Inc.                                       27,621
                                                                      ----------
                                                                          46,458
                                                                      ----------

                 HEALTH CARE -- 11.74%
  5,200          Abbott Laboratories                                     215,332
    900          Allergan, Inc.                                           54,441
    800          AmerisourceBergen Corp.                                  53,592
  2,800          Amgen, Inc.*                                            127,792
    100          Anthem, Inc.*                                             6,788
  1,400          Applied Biosystems Group                                 26,124
    600          Bausch & Lomb, Inc.                                      19,848
  3,300          Baxter International, Inc.                              131,703
  1,600          Becton, Dickinson & Co.                                  46,496
  1,075          Biomet, Inc.                                             27,875

                          DEVCAP(R) SHARED RETURN FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JULY 31, 2002

 NUMBER
OF SHARES                                                                 VALUE
---------                                                                 -----

                 HEALTH CARE -- CONTINUED
  1,800          Boston Scientific Corp.*                                 53,982
  1,000          C.R. Bard, Inc.                                          54,070
  1,700          Cardinal Health, Inc.                                    97,920
  3,700          Eli Lilly & Co.                                         216,154
    900          Forest Laboratories, Inc.*                               69,723
  1,100          Genzyme Corp.*                                           25,058
  1,000          Guidant Corp.*                                           34,800
  1,100          HEALTHSOUTH Corp.*                                       11,275
    900          Humana, Inc.*                                            11,079
    800          IMS Health, Inc.                                         12,656
  2,000          Manor Care, Inc.*                                        43,980
  1,900          McKesson Corp.                                           62,548
  1,300          MedImmune, Inc.*                                         38,662
  3,600          Medtronic, Inc.                                         145,440
  7,000          Merck & Co., Inc.                                       347,200
    600          Quintiles Transnational Corp.*                            5,958
  5,500          Schering-Plough Corp.                                   140,250
    800          St. Jude Medical, Inc.*                                  30,400
  1,100          Stryker Corp.                                            55,682
  1,400          UnitedHealth Group, Inc.                                122,724
    600          Wellpoint Health Networks, Inc.*                         42,900
    860          Zimmer Holdings, Inc.*                                   32,018
                                                                      ----------
                                                                       2,364,470
                                                                      ----------

                 MEDIA -- 2.23%
 10,050          AOL Time Warner, Inc.*                                  115,575
    900          Gannett Co., Inc.                                        64,719
    100          Knight-Ridder, Inc.                                       6,055
    900          McGraw-Hill Cos., Inc. (The)                             56,295
    100          Meredith Corp.                                            3,647
    400          New York Times Co. (The)                                 18,100
    600          Tribune Co.                                              23,940
  4,151          Viacom, Inc., Class B*                                  161,598
                                                                      ----------
                                                                         449,929
                                                                      ----------

                 REAL ESTATE  INVESTMENT
                 TRUSTS -- 0.38%
    900          Equity Office Properties Trust                           23,742
    900          Equity Residential                                       24,075
    400          Plum Creek Timber Company, Inc.                          11,400
    200          Simon Property Group, Inc.                                7,198
    400          Starwood Hotels & Resorts
                     Worldwide, Inc.                                      10,280
                                                                      ----------
                                                                          76,695
                                                                      ----------


 NUMBER
OF SHARES                                                                 VALUE
---------                                                                 -----

                 TECHNOLOGY -- 19.60%
    700          Adobe Systems, Inc.                                    $ 16,772
    700          Advanced Micro Devices, Inc.*                             5,621
  1,000          Agilent Technologies, Inc.*                              18,880
  1,100          Altera Corp.*                                            13,013
    800          American Power Conversion Corp.*                          8,760
    800          Analog Devices, Inc.*                                    19,280
    700          Andrew Corp.*                                             7,875
    800          Apple Computer, Inc.*                                    12,208
  5,000          Applied Materials, Inc.*                                 74,350
  1,800          Applied Micro Circuits Corp.*                             8,298
  8,442          AT&T Corp.                                               85,940
  6,344          AT&T Wireless Services, Inc.*                            29,753
    400          Autodesk, Inc.                                            5,156
  1,600          Automatic Data Processing, Inc.                          59,664
  6,600          BellSouth Corp.                                         177,210
    600          BMC Software, Inc.*                                       8,070
    300          Broadcom Corp.*                                           5,628
  1,500          CIENA Corp.*                                              6,045
 18,200          Cisco Systems, Inc.*                                    240,058
    300          Citrix Systems, Inc.*                                     1,653
  1,300          Computer Associates International, Inc.                  12,142
    600          Computer Sciences Corp.*                                 22,200
    900          Compuware Corp.*                                          3,339
    800          Comverse Technology, Inc.*                                6,368
  2,000          Corning, Inc.*                                            3,200
    600          CSX Corp.                                                20,742
  6,100          Dell Computer Corp.*                                    152,073
    700          eBay, Inc.*                                              39,963
    100          Electronic Arts, Inc.*                                    6,018
  1,400          Electronic Data Systems Corp.                            51,478
  5,300          EMC Corp.*                                               39,750
    300          Equifax, Inc.                                             6,360
  2,000          First Data Corp.                                         69,900
  4,600          Gateway, Inc.*                                           15,640
  6,630          Hewlett-Packard Co.                                      93,815
 16,800          Intel Corp.                                             315,672
  4,000          International Business Machines Corp.                   281,600
    500          Intuit, Inc.*                                            21,990
    700          Jabil Circuit, Inc.*                                     12,453
  1,300          JDS Uniphase Corp.*                                       3,289
    400          KLA-Tencor Corp.*                                        15,756
    300          Lexmark International, Inc.*                             14,664
    800          Linear Technology Corp.                                  21,664
    900          LSI Logic Corp.*                                          7,020
  7,200          Lucent Technologies, Inc.                                12,600
    800          Maxim Integrated Products, Inc.*                         28,144
    400          Mercury Interactive Corp.*                               10,248

                          DEVCAP(R) SHARED RETURN FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JULY 31, 2002

 NUMBER
OF SHARES                                                                 VALUE
---------                                                                 -----

                 TECHNOLOGY -- CONTINUED
  1,400          Micron Technology, Inc.*                               $ 27,286
 13,000          Microsoft Corp.*                                        623,740
    800          Molex, Inc.                                              23,344
  6,300          Motorola, Inc.                                           73,080
    400          NCR Corp.*                                               10,524
    700          Network Appliance, Inc.*                                  5,922
    300          Novellus Systems, Inc.*                                   8,097
    100          NVIDIA Corp.*                                             1,107
 13,200          Oracle Corp.*                                           132,119
  1,900          Parametric Technology Corp.*                              5,928
    600          PeopleSoft, Inc.*                                        10,788
    400          PerkinElmer, Inc.                                         3,048
  1,100          Pitney Bowes, Inc.                                       42,900
  1,100          PMC-Sierra, Inc.*                                        10,505
  1,700          Power-One, Inc.*                                          7,752
    300          QLogic Corp.*                                            12,225
  2,100          QUALCOMM, Inc.*                                          57,708
     89          Sabre Holdings Corp.*                                     2,360
  1,500          Sanmina-SCI Corp.*                                        6,105
  8,616          SBC Communications, Inc.                                238,319
    300          Scientific-Atlanta, Inc.                                  3,795
  1,200          Siebel Systems, Inc.*                                    11,280
  3,300          Sprint Corp.                                             30,855
  1,800          Sprint Corp. (PCS Group)*                                 7,380
  7,545          Sun Microsystems, Inc.*                                  29,576
  1,400          Symbol Technologies, Inc.                                12,796
    700          Tektronix, Inc.*                                         13,048
    400          Teradyne, Inc.*                                           6,000
  4,100          Texas Instruments, Inc.                                  94,915
  1,000          Thermo Electron Corp.*                                   16,980
    300          Thomas & Betts Corp.*                                     4,416
  1,100          Unisys Corp.*                                             8,272
  1,000          VERITAS Software Corp.*                                  16,830
  7,810          Verizon Communications                                  257,730
  1,600          Vitesse Semiconductor Corp.*                              3,872
    300          Waters Corp.*                                             6,813
  5,800          WorldCom, Inc.-WorldCom Group*                              803
    500          Xerox Corp.*                                              3,475
    200          Xilinx, Inc.*                                             3,838
  1,400          Yahoo!, Inc.*                                            18,438
                                                                      ----------
                                                                       3,946,291
                                                                      ----------


                 TRANSPORTATION -- 2.20%
    500          AMR Corp.*                                                5,590
  1,600          Burlington Northern Santa Fe Corp.                       47,072
  1,300          Carnival Corp.                                           34,450
    400          Delta Air Lines, Inc.                                     6,232


 NUMBER
OF SHARES                                                                 VALUE
---------                                                                 -----

                 TRANSPORTATION -- CONTINUED
    900          FedEx Corp.                                            $ 45,855
  2,650          Southwest Airlines Co.                                   36,596
  1,000          Union Pacfic Corp.                                       58,670
  3,200          United Parcel Service, Inc.                             209,088
                                                                      ----------
                                                                         443,553
                                                                      ----------

                 UTILITIES -- 3.57%
  1,600          AES Corp. (The)*                                          3,280
    100          Allegheny Energy, Inc.                                    2,105
    400          Ameren Corp.                                             17,480
    940          American Electric Power Co., Inc.                        30,935
    700          Calpine Corp.*                                            3,479
    300          CenturyTel, Inc.                                          7,980
    400          Cinergy Corp.                                            13,560
    800          Citizens Communications Co.*                              4,384
    200          CMS Energy Corp.                                          1,624
  1,200          Consolidated Edison, Inc.                                51,420
  1,100          Dominion Resources, Inc.                                 65,384
    300          DTE Energy Co.                                           12,288
  2,300          Duke Energy Corp.                                        58,627
    500          Dynegy, Inc.                                              1,200
  1,000          Edison International*                                    13,100
  1,269          El Paso Corp.                                            18,337
    500          Entergy Corp.                                            20,265
    975          Exelon Corp.                                             47,824
    864          FirstEnergy Corp.                                        26,568
    400          FPL Group, Inc.                                          22,660
    300          KeySpan Corp.                                            10,470
  1,159          Mirant Corp.*                                             4,172
    100          NICOR, Inc.                                               2,700
    400          NiSource, Inc.                                            7,920
  1,000          PG&E Corp.*                                              13,900
    100          Pinnacle West Capital Corp.                               3,400
    400          PPL Corp.                                                13,220
  1,127          Progress Energy, Inc.                                    52,687
  1,200          Public Service Enterprise Group, Inc.                    41,460
  2,300          Qwest Communications International, Inc.                  2,944
  1,000          Reliant Energy, Inc.                                     10,060
    600          Sempra Energy                                            12,720
  2,800          Southern Co. (The)                                       80,584
    600          TXU Corp.                                                25,878
  2,100          Xcel Energy, Inc.                                        14,616
                                                                      ----------
                                                                         719,231
                                                                      ----------

                 Total Common Stocks (cost $21,763,227)               20,048,743
                                                                      ==========

                          DEVCAP(R) SHARED RETURN FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JULY 31, 2002

PRINCIPAL
  VALUE                                                                 VALUE
---------                                                              -------

                 SHORT-TERM INVESTMENTS - 0.51%
$101,724         Dreyfus Institutional Government
                     Money Market Fund                                $ 101,724
                                                                    -----------

                 Total Short-Term Investments
                     (cost $101,724)                                    101,724
                                                                    -----------

                 Total Investments - 100.08%
                     (cost $21,864,951)                              20,150,467

                 Other Assets Less Liabilities - (0.08)%                (17,179)
                                                                    -----------

                 NET ASSETS - 100.00%                               $20,133,288
                                                                    ===========

                 * Non-income producing security

                        See Notes to Financial Statements

DEVCAP(R) SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002
--------------------------------------------------------------------------------

ASSETS:
   Investments at value (cost $21,864,951)                          $20,150,467
   Prepaid expenses                                                      31,229
   Dividends and interest receivable                                     20,942
   Receivable from adviser                                                3,028
   Cash                                                                   1,667
   Other                                                                    275
                                                                    -----------
      Total Assets                                                   20,207,608
                                                                    -----------

LIABILITIES:
   Accrued expenses                                                      70,111
   Accrued investment advisory fees                                       4,209
                                                                    -----------
      Total Liabilities                                                  74,320
                                                                    -----------

NET ASSETS                                                          $20,133,288
                                                                    ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                                  $23,718,871
   Undistributed net realized loss                                   (1,871,099)
   Net unrealized depreciation                                       (1,714,484)
                                                                    -----------

NET ASSETS                                                          $20,133,288
                                                                    ===========

SHARES OUTSTANDING                                                    1,350,060
                                                                    ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE                                                       $14.91
                                                                    ===========


                        See Notes to Financial Statements

DEVCAP(R) SHARED RETURN FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                      $   244,007(a)
   Interest                                                             8,757
                                                                  -----------
      Total Investment Income                                         252,764
                                                                  -----------

EXPENSES (Notes 1 and 2):
   Legal fees                                                          79,201
   Fund administration and accounting fees                             65,000
   Investment advisory fees                                            45,123
   Transfer agent fees and expenses                                    42,891
   Distribution fees                                                   33,266
   Registration fees                                                   21,634
   Printing                                                            20,854
   Insurance                                                           19,294
   Audit fees                                                          15,675
   Pricing                                                             14,190
   Other                                                                1,618
                                                                  -----------
      Total expenses before waivers and reimbursements                358,746
      Waivers and reimbursements of expenses by adviser               (10,280)
                                                                  -----------
      Net Expenses                                                    348,466
                                                                  -----------

NET INVESTMENT LOSS                                                   (95,702)
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized loss                                               (1,869,985)
   Net change in unrealized appreciation/depreciation              (3,395,266)
                                                                  -----------
   Net realized and unrealized loss                                (5,265,251)
                                                                  -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $(5,360,953)
                                                                  ===========

(a) Net of $415 in foreign withholding tax.


                        See Notes to Financial Statements

DEVCAP(R) SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      FOR THE                       FOR THE
                                                                                     YEAR ENDED                    YEAR ENDED
                                                                                   JULY 31, 2002                  JULY 31, 2001
                                                                                -------------------          -----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment loss                                                            $    (95,702)                 $    (81,056)
   Net realized gain (loss)                                                         (1,869,985)                      152,714
   Net change in unrealized appreciation/depreciation                               (3,395,266)                   (2,815,176)
                                                                                  ------------                  ------------
   Net decrease in net assets resulting from operations                             (5,360,953)                   (2,743,518)
                                                                                  ------------                  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN                                   (19,721)                   (1,474,252)
                                                                                  ------------                  ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares                                                    11,593,594                       758,441
   Net asset value of shares issued in reinvestment of distributions                    19,222                     1,427,158
   Payments for shares redeemed                                                       (304,821)                     (486,840)
                                                                                  ------------                  ------------
   Net increase in net assets from capital share transactions                       11,307,995                     1,698,759
                                                                                  ------------                  ------------
      Total increase (decrease) in net assets                                        5,927,321                    (2,519,011)

NET ASSETS:
   Beginning of year                                                                14,205,967                    16,724,978
                                                                                  ------------                  ------------
   End of year                                                                     $20,133,288                   $14,205,967
                                                                                  ============                  ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold                                                                                638,693                        34,463
   Reinvested                                                                            1,037                        67,160
   Redeemed                                                                            (17,470)                      (22,812)
                                                                                  ------------                  ------------
   Net increase                                                                        622,260                        78,811
                                                                                  ============                  ============


                        See Notes to Financial Statements

DEVCAP(R) SHARED RETURN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                              FOR THE YEAR ENDED
                                              ------------------------------------------------------------------------------------
                                              JULY 31, 2002     JULY 31, 2001   JULY 31, 2000     JULY 31, 1999      JULY 31, 1998
                                              -------------     -------------   -------------     -------------      -------------
Net Asset Value,
   beginning of year                            $    19.52        $    25.77     $    23.48        $    19.58        $    16.22
                                                ----------        ----------     ----------        ----------        ----------
Income (loss) from investment operations:
   Net investment loss                               (0.07)            (0.11)         (0.24)            (0.18)            (0.06)
   Net realized and unrealized
      gain (loss) on investments                     (4.52)            (3.89)          2.63              4.28              3.44
                                                ----------        ----------     ----------        ----------        ----------
Total income (loss) from
   investment operations                             (4.59)            (4.00)          2.39              4.10              3.38
Less distributions from net
   realized gain                                     (0.02)            (2.25)         (0.10)            (0.20)            (0.02)
                                                ----------        ----------     ----------        ----------        ----------

Net Asset Value, end of year                    $    14.91        $    19.52     $    25.77        $    23.48        $    19.58
                                                ==========        ==========     ==========        ==========        ==========

Ratios/supplemental data:
   Total return                                   (23.53)%          (16.23)%         10.16%            21.03%            20.84%
   Net Assets, end of year (in 000's)           $   20,133        $   14,206     $   16,725        $   15,046        $   10,697
   Ratio of expenses to average net assets           1.93%(1)          1.75%          1.95%(2)          1.97%(3)          1.75%(3)
   Ratio of net investment loss to
      average net assets                           (0.53)%           (0.53)%        (0.94)%           (0.92)%           (0.51)%
   Portfolio turnover                                  11%                3%            31%(4)             8%(5)             5%(5)


-----------------
(1) Net of reimbursements. Without the fee waiver, the ratio of expenses to average net assets would have been 1.99%.

(2) Reflects the Fund's proportionate share of the Domini Social Index Portfolio's expenses as well as reimbursements by agents of the Fund from August 1, 1999 through February 21, 2000, and net of waiver and reimbursements from February 22, 2000 through July 31, 2000. If the reimbursements had not been in place, the ratio of expenses to average net assets would have been 2.80%.

(3) Reflects the Fund's proportionate share of the Domini Social Index Portfolio's expenses as well as reimbursements by agents of the Fund. If the reimbursements had not been in place, the ratios of expenses to average net assets would have been 1.97% and 2.76%, for the years ended July 31, 1999 and 1998, respectively.

(4) Represents portfolio turnover for the period February 22, 2000 through July 31, 2000.

(5) Represents portfolio turnover for the Domini Social Index Portfolio.


                        See Notes to Financial Statements

                          DEVCAP(R) SHARED RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED JULY 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. DEVCAP(R) Shared Return Fund (the "Fund") is a series of DEVCAP Trust which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act").

     Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P 500(R) Index stocks which pass the Fund's social and exclusionary screens, in accordance with the Socially Responsible Investment Guidelines published by the United States Conference of Catholic Bishops. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio. The Fund became effective on September 13, 1995, and commenced investment operations on October 19, 1995.

     The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

     A. VALUATION OF INVESTMENTS. The Fund values securities at the last reported sale price, or at the average of the latest bid and asked prices if no sales are reported. Investments in other mutual funds are valued at net asset value. Fund securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.

     B. INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

     C. DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders are declared and paid annually from net investment income. Distributions to shareholders of net realized capital gains, if any, are made annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. At July 31, 2002, a reclassification was recorded to decrease paid-in capital by $95,702 and increase undistributed net investment loss by $95,702.

     The tax character of distributions paid during the fiscal year ended July 31, 2002 and July 31, 2001 were as follows:

Distributions paid from:              2002        2001
   Ordinary Income               $       --   $       --
   Net long-term capital gains       19,721    1,474,252
                                 ----------   ----------
Total distributions paid         $   19,721   $1,474,252
                                 ==========   ==========

     D. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

     For the year ended July 31, 2002, the Fund incurred a net federal income tax capital loss of $1,667,125, and post-October losses of $162,641. The capital loss will carry forward to offset future gains through 2010, and the post-October losses are deferred until 2003 for tax purposes. Net capital losses

                          DEVCAP(R) SHARED RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                        FOR THE YEAR ENDED JULY 31, 2002

incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund's next taxable year.

     At July 31, 2002, gross unrealized appreciation and depreciation of investments, based upon cost for federal income tax purposes of $21,906,284 were as follows:

Appreciation                                        $ 2,472,371
Depreciation                                         (4,228,188)
                                                    -----------

Net depreciation
   on investments                                   $(1,755,817)
                                                    ===========


     As of July 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                       $       --
Undistributed long-term capital gains                       --
                                                   -----------
Accumulated earnings                                        --
Accumulated capital and other losses                (1,829,766)
Unrealized appreciation/(depreciation)              (1,755,817)
                                                   -----------

Total accumulated earnings/(deficit)               $(3,585,583)
                                                   ===========

     E. OTHER. Security transactions are recorded on the trade date. Gains and losses are determined on the basis of identified cost.

     The Fund designates approximately $19,721 as a capital gain distribution for the purpose of the dividends paid deduction.

2. TRANSACTIONS WITH AFFILIATES.

     A. REIMBURSEMENT OF EXPENSES. Effective November 29, 1999, DEVCAP Non-Profit has agreed to reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses at an annual rate of 1.75% of the Fund's average daily net assets.

     Under the terms of an expense limitation agreement, DEVCAP Non-Profit has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes, other extraordinary expenses and 12b-1 distribution expenses) in excess of 1.75% of the Fund's average daily net assets until November 29, 2002.

3. CHARITABLE CONTRIBUTIONS. Shareholders contributed approximately $380,000 to DEVCAP Non-Profit in December 1999 as described in the Fund's prospectus. Upon a shareholder's initial investment in the Fund, the shareholder may choose to make an annual donation to DEVCAP Non-Profit of zero percent, ten percent, twenty-five percent, fifty percent, seventy-five percent, or all of the Annual Contribution Basis, as defined in the Fund's registration statement, derived from the shareholder's investment in the Fund. DEVCAP Non-Profit will direct these shareholder donations to non-profit organizations (primarily Catholic Relief Services) working to improve the welfare of underprivileged persons in developing countries.

4. INVESTMENT TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the Fund for the year ended July 31, 2002 were $13,208,182 and $1,918,623, respectively.

5. DISTRIBUTION AND SERVICE PLAN. The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets. During the fiscal year ended July 31, 2002, the Fund paid $33,266 of distribution fees under the Plan representing 0.18% of the Fund's daily average net assets.

                          INDEPENDENT AUDITORS' REPORT



The Board of Trustees
DEVCAP(R)Shared Return Fund:

We have audited the accompanying statements of assets and liabilities of the DEVCAP(R) Shared Return Fund (the "Fund"), including the schedule of investments as of July 31, 2002, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002 with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the DEVCAP(R) Shared Return Fund as of July 31, 2002, the results of its operations, the changes in its net assets, and financial highlights for each of the years indicated above, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /S/ KPMG LLP

Boston, Massachusetts
September 6, 2002

                          DEVCAP(R) SHARED RETURN FUND
                              TRUSTEES AND OFFICERS


                                                                                                     Number of   Other
                                              Term of Office       Principal                         Portfolios  Directorships
                               Position(s)    and Length of        Occupation(s)                     in Complex  Held
Name, Address and Age          Held with Fund Time Served          During Past 5 Years               Overseen    by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Donald Carcieri                Trustee        Indefinite,          Director of Catholic Relief            1      None
5 Pearl Street                                until successor      Services Corporate Leadership
East Greenwich, RI 02818-2911                 elected              Council (1996 to present)
Age: 59
                                              Served as a
                                              Trustee since
                                              October 1995
-----------------------------------------------------------------------------------------------------------------------------------

Edward J. Veilleux             Trustee        Indefinite,          Principal, Deutsche Asset              1      None
5 Brook Farm Court                            until successor      Management (and in various
Hunt Valley, MD 21030                         elected              capacities with predecessors of
Age: 58                                                            Deutsche Asset Management from
                                              Served as a          1965 to May 2002)
                                              Trustee since
                                              February 2000        Executive Vice President,
                                                                   Investment Company Capital
                                                                   Corp. (1984 to May 2002)

                                                                   President, EJV Financial Services
                                                                   (May 2002 to present)
-----------------------------------------------------------------------------------------------------------------------------------

Timothy J. Joyce               Trustee        Indefinite,          Of Counsel, Bleakley Platt &           1      Chairman, Iona
Bleakly Platt & Schmidt LLP                   until successor      Schmidt LLP (1994 to present)                 Preparatory School
One No. Lexington, 7th Floor                  elected                                                            (May 1999 to
White Plains, NY 10601-1700                                                                                      present); Trustee,
Age: 54                                       Served as a                                                        Bedford Free
                                              Trustee since                                                      Library (January
                                              February 2000                                                      1995 to present);
                                                                                                                 Trustee, The
                                                                                                                 Alfred Smith
                                                                                                                 Foundation
                                                                                                                 (September 1995
                                                                                                                 to present);
                                                                                                                 Trustee, The
                                                                                                                 John M. &
                                                                                                                 Mary A. Joyce
                                                                                                                 Foundation
                                                                                                                 (January 1985
                                                                                                                 to present)
-----------------------------------------------------------------------------------------------------------------------------------

Paul Gergen                    Trustee        Indefinite,          Chairman, President & CEO              1      None
23 Evanton Drive                              until successor      of Advantage Bancorporation
Bella Vista, AR 72715                         elected              (March 1992 to March 1998)
Age: 69
                                              Served as a          Chairman of Executive Committee-
                                              Trustee since        Kenosha Division of M&I Bank
                                              February 2002        (March 1998 to December 2001)
-----------------------------------------------------------------------------------------------------------------------------------

Joseph St. Clair               President/     Indefinite,          President of Development Capital       1      Director,
Catholic Relief Services       Treasurer/     until successor      Fund (June 1997 to present)                   Episcopalian
209 West Fayette Street        Secretary      elected                                                            Housing
Baltimore, MD 21201                                                                                              Corporation,
Age: 56                                       Served as            Director of Internal Audit,                   Inc. (August
                                              President/           Catholic Relief Services                      2000 to
                                              Treasurer/           (May 1993 to January 2002)                    present)
                                              Secretary since
                                              September 1997
-----------------------------------------------------------------------------------------------------------------------------------

Sabrina Jones                  Assistant      Indefinite,          Assistant Secretary of                 1      None
Catholic Relief Services       Secretary      until successor      Development Capital Fund
209 West Fayette Street                       elected              (1997 to present)
Baltimore, MD 21201
Age: 35                                       Served as
                                              Assistant Secretary
                                              since October 2001
-----------------------------------------------------------------------------------------------------------------------------------


The DEVCAP(R) Shared Return Fund's Statement of Additional Information (SAI) includes additional information about the Fund's Trustees. The SAI is available, without charge, upon request, by calling toll free 1-800-371-2655.

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                                    DEVCAP(R)
                               SHARED RETURN FUND
                             209 West Fayette Street
                            Baltimore, Maryland 21201
                                 (800) 371-2655
                                 www.DEVCAP.org

  INVESTMENT MANAGER
  Christian Brothers Investment Services, Inc.
  90 Park Avenue, 29th Floor
  New York, NY  10016-1301

  SUB-ADVISER
  RhumbLine Advisers
  30 Rowes Wharf
  Boston, MA  02110

  INDEPENDENT AUDITORS
  KPMG LLP
  99 High Street
  Boston, MA  02110

  ADMINISTRATOR AND TRANSFER AGENT
  UMB Fund Services, Inc.
  803 West Michigan Street, Suite A
  Milwaukee, WI  53233-2301

  DISTRIBUTOR
  CBIS Financial Services, Inc.
  1200 Jorie Boulevard, Suite 210
  Oak Brook, IL  60523-2062

  CUSTODIAN
  Mellon Bank, N.A.
  One Mellon Bank Center
  Pittsburgh, PA  15258

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